Commitments and contingencies - Narrative (Details)	12 Months Ended
Mar. 31, 2026
Ofgem’s investigation, North Hyde Substation incident
Disclosure of contingent liabilities [line items]
Value of penalty as percentage of entity's turnover	10.00%